Vessel Operating Expenses - Vessel Operating Expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Vessel Operating Expenses [Abstract]
Crew wages and related costs	$ 38,454,397	$ 32,073,496	$ 30,874,618
Insurance	2,196,444	1,889,041	2,162,523
Repairs and maintenance	7,282,481	6,590,006	5,677,033
Spares and consumable stores	9,123,975	7,990,022	7,783,902
Miscellaneous expenses	4,452,266	4,752,656	3,088,018
Total	$ 61,509,563	$ 53,295,221	$ 49,586,094